INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible assets
Cost, beginning	$ 2,831,592	$ 77,123
Accumulated amortization, beginning	(71,036)	(12,438)
Additions, at cost	6,199	2,670,247
Amortization current period	(35,004)	(56,485)
Intangible assets, net	$ 2,731,751	$ 2,678,447